Long-term Investment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Long-term Investment
Investments in available-for-sale debt securities (1)	$ 25,583
Investment in an equity security with readily determinable fair values	495	$ 564
Investments in equity securities accounted for under alternative measurement		356
Total long-term investments	$ 26,078	$ 920